Weighted Average Useful Lives of Intangible Assets (Detail)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 Purchased software	Feb. 29, 2012 Radio Spectrum License	Dec. 31, 2013 Radio Spectrum License	Nov. 30, 2012 Network Use Right	Dec. 31, 2013 Network Use Right	Dec. 31, 2013 Contract Backlog		Dec. 31, 2013 Customer Relationships		Dec. 31, 2013 Supplier Relationships		Dec. 31, 2013 Licenses		Dec. 31, 2013 Trade Names		Dec. 31, 2013 Platform Software		Dec. 31, 2013 Non-complete agreement		Dec. 31, 2013 Favorable Contract		Dec. 31, 2013 Internal Use Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	3 years 9 months 18 days	15 years	15 years	20 years	20 years	1 year 1 month 6 days	[1]	7 years 7 months 6 days	[1]	9 years 4 months 24 days	[1]	15 years	[1]	15 years	[1]	5 years	[1]	5 years	[1]	1 year	[1]	1 year 9 months 18 days

[1]	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4).